Document and Entity Information	Oct. 08, 2025
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000883569
Document Type	8-K
Document Period End Date	Oct. 08, 2025
Entity Registrant Name	FOSSIL GROUP, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41040
Entity Tax Identification Number	75-2018505
Entity Address, Address Line One	901 S. Central Expressway
Entity Address, City or Town	Richardson
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75080
City Area Code	(972)
Local Phone Number	234-2525
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	FOSL
Security Exchange Name	NASDAQ
Senior Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.00% Senior Notes due 2026
Trading Symbol	FOSLL
Security Exchange Name	NASDAQ